Use of judgments and estimates	12 Months Ended
Dec. 31, 2021
Use of judgments and estimates
Use of judgments and estimates

5             Use of judgments and estimates

In preparing these consolidated financial statements, Management has made judgments and estimates that affect the application of the Company's accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. The revisions to estimates are recognized prospectively.

a.            Judgments

Information about judgments made in the application of accounting policies that have significant effects on the amounts recognized in the financial statements are included in the following notes:

•	Note 7 - lease term: whether the Group is reasonably certain to exercise extension options;
•	Note 23 - revenue recognition: whether service revenue is recognized over time or at point in time.

b.            Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next fiscal year is included in the following note:

•	Note 9 – acquisition of subsidiary: fair value of the consideration transferred, fair value of the assets acquired, and liabilities assumed.

Measurement of fair values

Several of the Company's accounting policies and disclosures require the measurement of fair values for both financial and non-financial assets and liabilities.

The Group has established a control framework with respect to the measurement of fair value that includes the review of significant fair value measurements, significant unobservable data and valuation adjustments. If third-party information, such as broker quotes or pricing services, is used to measure fair values, the valuation team assesses the evidence obtained from third parties to support the conclusion that such valuations meet the requirements of the accounting standards, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as much as possible. Fair values are classified at different levels in a hierarchy based on the information (inputs) used in the valuation techniques as follows:

•	Level 1: Quoted prices (not adjusted) in active markets for identical assets or liabilities.
•	Level 2: Inputs, except for quoted prices, included in Level 1, which are observable for the asset or liability, either directly (prices) or indirectly (derived from prices).
•	Level 3: Inputs for the asset or liability, which are not based on observable market data (unobservable inputs).

Additional information on the assumptions used to measure fair values is included in the following notes:

•	Note 9 – business combination - acquisition of subsidiary;
•	Note 21 – share-based payment transactions and the compensation for the cancellation of the share based plan; and
•	Note 28 – financial instruments.